Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 115,400		SFr 135,000
Offsetting	(101,700)		(120,600)
of which counterparty netting	(87,700)		(103,200)
of which cash collateral netting	(14,000)		(17,400)
Total net derivatives subject to enforceable master netting agreements	13,700		14,400
Total derivatives not subject to enforceable master netting agreements	10,800		11,200
Total net derivatives presented in the consolidated balance sheets	24,500		25,600
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	74,900		55,800
Securities purchased under resale agreements, offsetting	(14,100)		(7,500)
Securities purchased under resale agreements, net	60,800		48,300
Securities borrowing transactions, gross	9,500		11,900
Securities borrowing transactions, offsetting	(500)		(400)
Securities borrowing transactions, net	9,000		11,500
Total subject to enforceable master netting agreements, gross	84,400		67,700
Total subject to enforceable master netting agreements, offsetting	(14,600)		(7,900)
Total subject to enforceable master netting agreements, net	69,800		59,800
Total not subject to enforceable master netting agreements	24,800		19,300
Total, gross	109,200		87,000
Total, net	94,600		79,100
of which reported at fair value	69,465	SFr 67,268	57,994
Amounts not offset in the consolidated balance sheets
Derivatives, net	13,700		14,400
Derivatives, financial instruments	5,100		5,500
Derivatives, cash collateral received/pledged	0		100
Derivatives, net exposure	8,600		8,800
Securities purchased under resale agreements, net	60,800		48,300
Securities purchased under resale agreements, financial instruments	60,800		48,300
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	9,000		11,500
Securities borrowing transactions, financial instruments	8,800		11,100
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	200		400
Total financial assets subject to enforceable master netting agreements, net	83,500		74,200
Total financial assets subject to enforceable master netting agreements, financial instruments	74,700		64,900
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0		100
Total financial assets subject to enforceable master netting agreements, net exposure	8,800		9,200
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	24,100		25,500
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	400		100
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,400		7,000
Offsetting	(5,700)		(6,200)
Total net derivatives subject to enforceable master netting agreements	700		800
Amounts not offset in the consolidated balance sheets
Derivatives, net	700		800
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	85,700		107,500
Offsetting	(74,600)		(94,400)
Total net derivatives subject to enforceable master netting agreements	11,100		13,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,100		13,100
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	23,300		20,500
Offsetting	(21,400)		(20,000)
Total net derivatives subject to enforceable master netting agreements	1,900		500
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,900		500
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	57,300		74,800
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,100		6,100
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	52,100		68,200
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		500
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	19,300		23,300
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200		200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	19,100		23,100
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	32,500		30,600
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,300		10,700
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	23,200		19,900
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,800		4,600
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,100		700
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,700		3,900
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,500		1,700
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,500		1,600
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0		100
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	115,500		135,000
Offsetting	(101,800)		(120,600)
of which counterparty netting	(87,800)		(103,200)
of which cash collateral netting	(14,000)		(17,400)
Total net derivatives subject to enforceable master netting agreements	13,700		14,400
Total derivatives not subject to enforceable master netting agreements	10,800		11,200
Total net derivatives presented in the consolidated balance sheets	24,500		25,600
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	74,900		55,800
Securities purchased under resale agreements, offsetting	(14,100)		(7,500)
Securities purchased under resale agreements, net	60,800		48,300
Securities borrowing transactions, gross	9,500		11,900
Securities borrowing transactions, offsetting	(500)		(400)
Securities borrowing transactions, net	9,000		11,500
Total subject to enforceable master netting agreements, gross	84,400		67,700
Total subject to enforceable master netting agreements, offsetting	(14,600)		(7,900)
Total subject to enforceable master netting agreements, net	69,800		59,800
Total not subject to enforceable master netting agreements	24,800		19,300
Total, gross	109,200		87,000
Total, net	94,600		79,100
of which reported at fair value	69,465		57,994
Amounts not offset in the consolidated balance sheets
Derivatives, net	13,700		14,400
Derivatives, financial instruments	5,100		5,500
Derivatives, cash collateral received/pledged	0		100
Derivatives, net exposure	8,600		8,800
Securities purchased under resale agreements, net	60,800		48,300
Securities purchased under resale agreements, financial instruments	60,800		48,300
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	9,000		11,500
Securities borrowing transactions, financial instruments	8,800		11,100
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	200		400
Total financial assets subject to enforceable master netting agreements, net	83,500		74,200
Total financial assets subject to enforceable master netting agreements, financial instruments	74,700		64,900
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0		100
Total financial assets subject to enforceable master netting agreements, net exposure	8,800		9,200
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	24,100		25,500
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	400		100
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,400		7,000
Offsetting	(5,700)		(6,200)
Total net derivatives subject to enforceable master netting agreements	700		800
Amounts not offset in the consolidated balance sheets
Derivatives, net	700		800
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	85,800		107,500
Offsetting	(74,700)		(94,400)
Total net derivatives subject to enforceable master netting agreements	11,100		13,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,100		13,100
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	23,300		20,500
Offsetting	(21,400)		(20,000)
Total net derivatives subject to enforceable master netting agreements	1,900		500
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,900		500
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	57,400		74,800
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,100		6,100
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	52,200		68,200
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		500
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	19,300		23,300
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200		200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	19,100		23,100
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	32,500		30,600
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,300		10,700
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	23,200		19,900
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,800		4,600
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,100		700
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,700		3,900
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,500		1,700
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,500		1,600
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 0		SFr 100